UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-719

The Value Line Aggressive Income Trust

(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

David T. Henigson

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: January 31,2008

Date of reporting period: April 30, 2007

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 4/30/07 is included with this Form.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)

The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Jean B. Buttner ________________________________
Jean B. Buttner, President

Date:	June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jean B. Buttner ________________________________
Jean B. Buttner, President, Principal Executive Officer

By:	/s/ Stephen R. Anastasio ________________________________
Stephen R. Anastasio, Treasurer

Date:	June 27, 2007

Value Line Aggressive Income Trust

Schedule of Investments (unaudited)	April 30, 2007

Principal Amount		Value
CONVERTIBLE CORPORATE BONDS & NOTES (0.9%)
	AIR TRANSPORT (0.6%)
$250,000	ExpressJet Holdings, Inc., 4.25%, 8/1/23	$240,313
	RETAIL – AUTOMOTIVE (0.3%)
100,000	PEP Boys-Manny Moe & Jack (The), 4.25%, 6/1/07	99,625
	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (Cost $341,036)	339,938
CORPORATE BONDS & NOTES (86.5%)
	AIR TRANSPORT (1.6%)
600,000	CHC Helicopter Corp., Senior Subordinated Notes, 7.38%, 5/1/14	586,500
	AUTO & TRUCK (2.1%)
500,000	Ford Motor Co., Global Landmark Securities, 7.45%, 7/16/31	395,625
400,000	General Motors Corp., Debentures, 8.25%, 7/15/23	362,000
		757,625
	CABLE TV (2.1%)
750,000	MediaCom LLC, Senior Notes, 9.50%, 1/15/13	774,375
	CHEMICAL – DIVERSIFIED (4.2%)
500,000	Equistar Chemicals L.P., Guaranteed Notes, 10.13%, 9/1/08	527,500
500,000	Georgia Gulf Corp., Senior Notes, 9.50%, 10/15/14 (1)	500,000
500,000	Mosaic Co. (The), Senior Notes, 7.38%, 12/1/14 (1)	520,000
		1,547,500
	CHEMICAL – SPECIALTY (3.3%)
600,000	ARCO Chemical Co., Debentures, 9.80%, 2/1/20	705,000
500,000	PolyOne Corp., Senior Notes, 8.88%, 5/1/12	507,500
		1,212,500
	COAL (5.6%)
500,000	Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., Senior Notes, 10.00%, 6/1/12	540,000
750,000	Consolidation Coal, Notes, Series MTN, 8.25%, 6/1/07 (1)	750,938
750,000	Massey Energy Co., Senior Notes, 6.63%, 11/15/10	758,437
		2,049,375
	COMPUTER & PERIPHERALS (1.4%)
500,000	Unisys Corp., Senior Notes, 6.88%, 3/15/10	502,500

Principal Amount		Value
	DRUG (1.3%)
$500,000	Elan Finance PLC, Senior Notes, 7.75%, 11/15/11	$497,500
	ELECTRICAL UTILITY – CENTRAL (1.4%)
500,000	Reliant Energy, Inc., Senior Secured Notes, 9.25%, 7/15/10	524,375
	ELECTRONICS (1.3%)
500,000	Celestica, Inc., Senior Subordinated Notes, 7.88%, 7/1/11	492,500
	FOOD PROCESSING (6.0%)
600,000	Chiquita Brands International, Inc., Senior Notes, 7.50%, 11/1/14	549,000
30,000	Land O’ Lakes, Inc., Senior Notes, 8.75%, 11/15/11	31,200
500,000	Pilgrim’s Pride Corp., Senior Subordinated Notes, 8.38%, 5/1/17	506,250
500,000	Sensient Technologies Corp., 6.50%, 4/1/09	502,392
600,000	Smithfield Foods, Inc., Senior Subordinated Notes, 7.63%, 2/15/08	607,500
		2,196,342
	HOME BUILDING (1.1%)
400,000	Beazer Homes USA, Inc., Senior Notes, 8.13%, 6/15/16	396,000
	HOTEL/GAMING (4.5%)
600,000	American Casino & Entertainment Properties, Secured Notes, 7.85%, 2/1/12	628,500
500,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.75%, 4/15/14	499,375
500,000	Hilton Hotels Corp., Senior Notes, 7.50%, 12/15/17	516,875
		1,644,750
	METALS FABRICATING (1.4%)
500,000	Novelis, Inc., Senior Notes, 7.25%, 2/15/15	526,875
	NATURAL GAS – DISTRIBUTION (4.4%)
500,000	Berry Petroleum Co., Senior Subordinated Notes, 8.25%, 11/1/16	501,250
600,000	Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., Senior Notes, 6.75%, 5/1/14	595,500
500,000	Regency Energy Partners LP, Senior Notes, 8.38%, 12/15/13 (1)	515,000
		1,611,750
	NATURAL GAS – DIVERSIFIED (2.8%)
1,000,000	Williams Cos., Inc., Notes, 7.13%, 9/1/11	1,050,000
	OILFIELD SERVICES/EQUIPMENT (9.8%)
500,000	Allis-Chalmers Energy, Inc., Senior Notes, 9.00%, 1/15/14	515,000

Value Line Aggressive Income Trust

April 30, 2007
Principal Amount		Value
$500,000	Basic Energy Services, Inc., Senior Notes, 7.13%, 4/15/16	$496,250
1,000,000	Bluewater Finance Ltd., Guaranteed Notes, 10.25%, 2/15/12	1,042,500
1,100,000	Gulfmark Offshore, Inc., Guaranteed Notes, 7.75%, 7/15/14	1,124,750
400,000	Stallion Oilfield Services, Senior Notes, 9.75%, 2/1/15 (1)	420,000
		3,598,500
	PETROLEUM – PRODUCING (6.3%)
500,000	KCS Energy, Inc., Senior Notes, 7.13%, 4/1/12	495,000
700,000	Stone Energy Corp., Senior Subordinated Notes, 8.25%, 12/15/11	696,500
1,000,000	Western Oil Sands, Inc., Secured Notes, 8.38%, 5/1/12	1,115,000
		2,306,500
	R.E.I.T. (2.0%)
250,000	Crescent Real Estate Equities, Senior Notes, 9.25%, 4/15/09	255,625
500,000	William Lyon Homes, Inc., Guaranteed Notes, 10.75%, 4/1/13	492,500
		748,125
	RESTAURANT (1.4%)
500,000	O’Charleys, Inc., Senior Subordinated Notes, 9.00%, 11/1/13	532,500
	RETAIL – AUTOMOTIVE (1.3%)
500,000	PEP Boys-Manny Moe & Jack, Senior Subordinated Notes, 7.50%, 12/15/14	490,000
	RETAIL – SPECIAL LINES (6.5%)
500,000	Blyth, Inc., Notes, 7.90%, 10/1/09	516,250
500,000	Broder Brothers Co., Senior Notes, 11.25%, 10/15/10	508,750
600,000	NBTY, Inc., Senior Subordinated Notes, 7.13%, 10/1/15	607,500
750,000	Phillips-Van Heusen Corp., Senior Notes, 7.25%, 2/15/11	768,750
		2,401,250
	RETAIL STORE (2.5%)
410,000	Dillard’s, Inc., Notes, 7.85%, 10/1/12	428,962
500,000	Jo-Ann Stores, Inc., Senior Subordinated Notes, 7.50%, 3/1/12	478,750
		907,712
	SEMICONDUCTOR (2.3%)
500,000	Advanced Micro Devices, Inc., Senior Notes, 7.75%, 11/1/12	491,250
350,000	AGY Holding Corp., Senior 2nd Lien Notes, 11.00%, 11/15/14 (1)	367,063
		858,313
	SHOE (2.1%)
750,000	Payless ShoeSource, Inc., Senior Subordinated Notes, 8.25%, 8/1/13	789,375

Principal Amount		Value
	STEEL – GENERAL (3.5%)
$800,000	Allegheny Technologies, Inc., Notes, 8.38%, 12/15/11	$856,000
421,000	United States Steel Corp., Senior Notes, 9.75%, 5/15/10	442,050
		1,298,050
	TELECOMMUNICATION SERVICES (2.9%)
500,000	Alamosa Delaware, Inc., Senior Notes, 8.50%, 1/31/12	527,651
500,000	Citizens Communications Co., Notes, 9.25%, 5/15/11	556,875
		1,084,526
	TRUCKING (1.4%)
500,000	Roadway Corp., Guaranteed Notes, 8.25%, 12/1/08	516,437
	TOTAL CORPORATE BONDS & NOTES (Cost $30,922,662)	31,901,755

Shares		Value
PREFERRED STOCKS (0.7%)
	R.E.I.T. (0.7%)
10,000	Health Care, Inc. Series F, 7 5/8%	255,100
	TOTAL PREFERRED STOCKS (Cost $250,000)	255,100
WARRANTS (0.0%)
3,334	XO Holdings, Inc., Series A, Expiring 1/16/10 *	3,067
2,500	XO Holdings, Inc., Series B, Expiring 1/16/10 *	1,575
2,500	XO Holdings, Inc., Series C, Expiring 1/16/10 *	750
	TOTAL WARRANTS (Cost $0)	5,392
COMMON STOCKS (2.1%)
	COMPUTER & PERIPHERALS (0.1%)
4,000	Unisys Corp. *	31,360
	ELECTRICAL UTILITY – WEST (0.3%)
5,000	Xcel Energy, Inc.	120,450
	ELECTRONICS (0.1%)
8,000	Bookham, Inc. *	18,320
	MEDICAL SUPPLIES (0.6%)
4,203	Baxter International, Inc.	238,016
	PRECIOUS METALS (0.1%)
12,000	Coeur d’Alene Mines Corp. *	49,080

Value Line Aggressive Income Trust

Schedule of Investments (unaudited)
Shares		Value
	R.E.I.T. (0.6%)
10,000	Crescent Real Estate Equities Co.	$205,100
	RECREATION (0.0%)
4,000	Meade Instruments Corp. *	8,600
	RETAIL STORE (0.3%)
5,000	Dollar General Corp.	106,750
	TOTAL COMMON STOCKS (Cost $574,110)	777,676
	TOTAL INVESTMENT SECURITIES (90.2%) (Cost $32,087,808)	33,279,861

Principal Amount		Value
REPURCHASE AGREEMENTS (2) (7.9%)
$1,900,000	With Morgan Stanley, 5.03%, dated 4/30/07, due 5/1/07, delivery value $1,900,265 (collateralized by $1,370,000 U.S. Treasury Notes 9.00%, due 11/15/18, with a value of $1,942,860)	1,900,000

1,000,000	With State Street Bank & Trust., 4.60%, dated 4/30/07, due 5/1/07, delivery value $1,000,128 (collateralized by $1,040,000 U.S. Treasury Notes 4.25% due 8/15/15, with a value of $1,023,848)	1,000,000
	TOTAL REPURCHASE AGREEMENTS (Cost $2,900,000)	2,900,000
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.9%)		700,437
NET ASSETS (100%)		$36,880,298
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($36,880,298 ÷ 7,218,425 shares outstanding)		$5.11

*	Non-income producing.

(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.

(2)	The Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.

The Fund’s unrealized appreciation/(depreciation) as of April 30, 2007 was as follows:

Total Cost	Appreciation	Depreciation	Total Net Unrealized Appreciation
$34,987,808	$1,365,241	$(173,188)	$1,192,053